Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000024768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.90%	(0.01%)	2.14%
C000024770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	5.79%	0.13%	1.94%
C000024771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	5.62%	0.72%	2.49%
C000062220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000173769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024768
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	0.92%	2.61%
Without Sales Load [Member] | C000024770
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%	0.13%	1.94%
Without Sales Load [Member] | C000024771
Average Annual Return [Line Items]
Average Annual Return, Percent	7.66%	0.93%	2.60%
Without Sales Load [Member] | C000062220
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	1.17%	2.84%
Without Sales Load [Member] | C000173769
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	1.22%	2.83%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.52%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	9.44%	1.70%	3.15%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	8.36%	0.68%	2.49%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	8.69%	0.52%	2.19%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	9.44%	1.70%	3.15%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	8.36%	0.68%	2.49%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	8.69%	0.52%	2.19%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	9.44%	1.70%	3.15%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	8.36%	0.68%	2.49%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	8.69%	0.52%	2.19%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	9.44%	1.70%	3.15%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	8.36%	0.68%	2.49%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	8.69%	0.52%	2.19%
FEDERATED INDEX: (Blended Index) BHY2%ICI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	9.44%	1.70%	3.15%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	8.36%	0.68%	2.49%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	8.69%	0.52%	2.19%